Stock-Based Compensation (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of restricted stock activity
A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Number of RSUs (thousands)		Weighted Average Grant Date Fair Value
	Time-based	Market-based
January 1, 2023	—	—	$—
Granted	3,082	3,830	2.43
Vested	—	—	—
Cancelled/forfeited	(11)	—	3.45
June 30, 2023	3,071	3,830	$2.43

A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Number of RSUs (thousands)		Weighted Average Grant Date Fair Value
	Time-based	Market-based
January 1, 2023	—	—	$—
Granted	3,143	3,930	2.49
Vested	(2)	—	3.45
Cancelled/forfeited	(28)	—	3.43
September 30, 2023	3,113	3,930	$2.49

Stock options activity
Stock option awards outstanding as of March 31, 2023 and changes during the period ended March 31, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	259	9.97	—	34
Exercised	(472)	1.59	—	1,827
Cancelled/forfeited	(93)	1.18	—	673
Outstanding at March 31, 2023	14,355	$1.63	5.81	$33,903
Vested and expecting to vest at March 31, 2023	14,355	1.63	5.81	33,903
Exercisable at March 31, 2023	11,303	$1.44	5.25	$27,650

Stock option awards outstanding as of June 30, 2023 and changes during the period ended June 30, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	3,556	3.77	—	594
Exercised	(699)	1.55	—	2,337
Cancelled/forfeited	(100)	1.30	—	693
Outstanding at June 30, 2023	17,418	$1.94	6.41	$85,948
Vested and expecting to vest at June 30, 2023	17,418	1.94	6.41	85,948
Exercisable at June 30, 2023	11,240	$1.48	5.11	$60,321

Stock option awards outstanding as of September 30, 2023 and changes during the period ended September 30, 2023 were as follows:

	Shares subject to option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80
Exercisable at January 1, 2023	11,203	$1.44	5.15
Granted	3,556	3.77	—
Exercised	(1,075)	1.53	—
Cancelled/forfeited	(120)	1.76	—
Outstanding at September 30, 2023	17,022	$1.95	6.21	$47,653
Vested and expecting to vest at September 30, 2023	17,022	1.95	6.21	47,653
Exercisable at September 30, 2023	11,208	$1.48	4.98	$36,026

Stock option awards outstanding as of December 31, 2022 and changes during the period ended December 31, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	16,822	$1.50	6.16	$27,796
Vested and expecting to vest at January 1, 2022	16,822	1.50	6.16	27,796
Exercisable at January 1, 2022	10,845	$1.44	4.85	$18,499
Exercised	(1,968)	1.60	—	3,520
Cancelled/forfeited	(191)	2.20	—	218
Expired	(2)	1.52	—	4
Outstanding at December 31, 2022	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at December 31, 2022	14,661	1.48	5.80	58,565
Exercisable at December 31, 2022	11,203	$1.44	5.15	$45,204